SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) - USD ($)		6 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Notes and other explanatory information [abstract]
License fee income		$ 23,639	[1]	$ 48,468	[1]	$ 71,333	[2]	$ 387,751	[2]
Contractor fee		125,000	[3]	125,000	[3]	250,000	[4]	250,000	[4]
Loan from a related company		24,548	[5]	40,110	[5]	80,219	[6]	60,712	[6]
Loans from immediate holding company		58,077	[7]	100,671	[7]	187,584	[8]	78,926	[8]
Convertible loan notes		$ 151,245	[9]	$ 132,153	[9]	266,520	[10]	80,822	[10]
Impairment loss recognized in respect of due from a related company	[11]					$ 81,347

[1]	During the six months ended 30 September 2024, the Group generated revenue from shareholders amounting to $23,639 (30 September 2023: $48,468).
[2]	During the year ended 31 March 2024, the Group entered into sales agreements with certain shareholders amounting to $71,333 in revenue generated (2023: $387,751).
[3]	During the six months ended 30 September 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (30 September 2023: $125,000).
[4]	During the year ended 31 March 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $250,000 (2023: $250,000).
[5]	The Group had a loan with principal of $1,000,000 due to Diginex Holdings Limited. During the six months ended 30 September 2024, the loan bears an 8% annual interest charge and interest of $24,548 accrued up to the date of Recapitalization (six months ended 30 September 2023: $40,110). Upon the Recapitalization, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount, and the corresponding interest was recognized as finance charges on convertible loan notes.
[6]	The Group has an outstanding loan principal of $1,000,000 due to Diginex (Holdings) Limited. The loan bears an 8% annual interest charge and interest of $80,219 accrued during the year ended 31 March 2024 (2023: $60,712).
[7]	The Group has a loan outstanding from the immediate holding company, Rhino Ventures, with a principal balance of $2,346,391 at 30 September 2024 (30 September 2023: $2,814,483). The loan bears an 8% annual interest charge and interest of $58,077 accrued during the six months ended 30 September 2024 (30 September 2023: $100,671).
[8]	The Group has a loan outstanding from the immediate holding company, Rhino Ventures Limited, with a principal balance of $1,664,483 at 31 March 2024 (2023: $2,250,000). The loan bears an 8% annual interest charge and interest of $187,584 accrued during the year ended 31 March 2024 (2023: $78,926).
[9]	During the six months ended 30 September 2024 and 2023, The Group had convertible loan notes issued to existing shareholders of the Company. Upon the Recapitalization, convertible loan notes with principal of $1,000,000 were converted from the loan from a related company. There were notes outstanding principal of $4,350,000 at 30 September 2024 (30 September 2023: $3,350,000). The loan note bears an 8% annual interest charge and interest of $151,245 accrued during the six months ended 30 September 2024 (30 September 2023: $132,153). On 3 August 2024, the maturity date of a convertible loan note with a principal of $1,000,000 held by HBM IV, Inc. was extended to 3 November 2024 and then further extended to 3 January 2025.
[10]	During the year ended 31 March 2024 and 2023, the Group issued convertible loan notes to existing shareholders of the Company. There were notes outstanding of $3,743,000 at 31 March 2024 (2023: $3,269,000. The loan note bears an 8% annual interest charge and interest of $266,520 accrued during the year ended 31 March 2024 (2023: $80,822).
[11]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2023: $Nil).